Revolving Line of Credit - Additional Information (Detail) (USD $)	6 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2008	Nov. 30, 2007	Jun. 30, 2013 Silicon Valley Bank	Dec. 31, 2012 Silicon Valley Bank	Jun. 18, 2013 Silicon Valley Bank Common Class A	Jun. 30, 2013 Silicon Valley Bank Common Class A	Mar. 26, 2013 Silicon Valley Bank Second Loan Modification Agreement	Mar. 27, 2013 Silicon Valley Bank Third Loan Modification Agreement	Jun. 03, 2013 Line of Credit	May 10, 2013 Line of Credit	May 10, 2013 Subordinated Debt Line of Credit	Nov. 30, 2012 Alteris	Nov. 30, 2012 Alteris	Jun. 30, 2013 Alteris	Dec. 31, 2012 Alteris	Jun. 30, 2013 Alteris Based on the equity funding in excess of $3,000 completed	Dec. 31, 2012 Alteris Based on the equity funding in excess of $3,000 completed	Jun. 30, 2013 Alteris Silicon Valley Bank	Dec. 31, 2012 Alteris Silicon Valley Bank	Jun. 30, 2013 Alteris Revolving Credit Streamline Facility	Dec. 31, 2012 Alteris Revolving Credit Streamline Facility	Dec. 31, 2012 Alteris Standby Letters of Credit	Dec. 31, 2012 Alteris Subordinated Debt
Line of Credit Facility [Line Items]
Revolving line of credit agreement provides for advances																			$ 6,500,000	$ 6,500,000
Bear interest rate														Bank's prime rate or 4.00% plus 2.00%	Greater of the bank’s prime rate or 4.00% plus 4.75%	Greater of the bank's prime rate or 4.00% plus 4.75%					Greater of the bank's prime rate or 4.00%, plus 2.00%	Greater of the bank's prime rate or 4.00% plus 2.00%
Borrowing Base																75.00%			75.00%
Interest rate															4.00%	4.00%					4.00%	4.00%
Line of credit facility, maturity date					Sep. 30, 2013						Jun. 30, 2013			Mar. 31, 2013		Oct. 30, 2012			Sep. 30, 2013
Interest rate excluding prime rate													4.75%		4.75%	4.75%					2.00%	2.00%
Line of credit, facility fee															0.50%	0.50%
Reserve credit of subsidiary												500,000												500,000
Termination fee																3,000,000
Borrowings outstanding under line of credit facility																			0				6,500,000
Final payment fee															60,000	60,000	40,000	40,000
Equity funding in excess															3,000,000	3,000,000
Borrowing base availability																			5,247,000
Expiration period of warrants issued		7 years	7 years					7 years	7 years
Shares of common stock to purchase by warrants issued								106,557	105,978
Exercise price of warrants issued								1.83	1.84
Estimated fair value of warrant issued				278,000
Common stock shares issued due to cashless exercise of warrants						78,973	78,973
Loan discounts combined unamortized balance				67,000
Net proceeds subordinated debt agreement												3,400,000
Deposit for debt agreement												500
Proceeds from issuance of common stock, net	$ 8,414,000									$ 8,414,000